COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13 — COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

As of September 30, 2022, there were no legal proceedings.

Capital expenditure commitment

On December 20, 2021, the Company entered into a contract with Shenzhen Municipal Haoyutuo Decoration & Cleaning Engineering Company Limited to purchase a facility decoration contract of RMB20.0 million (equivalent to US$3.1 million ). As of September 30, 2022, the Company has prepaid RMB15.0 million (equivalent to US$2.1 million) and recorded as construction in progress (see Note 5) and had a remaining balance of RMB5.0 million (equivalent to US$0.7 million) to be paid by the end of 2022.

NOTE 16 — COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

For the year ended December 31, 2020, the Company had several legal claims or litigation that, individually or in aggregate, could have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows.

i) Legal case with Chengdu SME Credit Guarantee Co., Ltd. on a loan default penalty of RMB11.8 million (equivalent to $1.7 million)

On July 5, 2013, Sichuan Wetouch obtained a one-year loan of RMB60.0 million (equivalent to $9.8 million) from Bank of Chengdu, at an annual interest rate of 8.61%. Chengdu SME Credit Guarantee Co., Ltd (“Chengdu SME”), a third party, provided a 70% guarantee and Bank of Chengdu retained 30% of the risk, while Chengdu Wetouch and Mr. Guangde Cai (related parties, see Note 4) provided joint and several liability guarantee for 100% of the loan.

On July 31, 2014, Sichuan Wetouch repaid RMB5.0 million (equivalent to $0.8 million). The remaining loan of RMB55.0 million (equivalent to $8.9 million) was twice extended to be due on August 22, 2018. Upon the loan becoming due, but unpaid by the Company, Chengdu SME paid the outstanding balance of RMB55 million (equivalent to $8.0 million) to Bank of Chengdu. The Company subsequently repaid RMB55 million (equivalent to $8.0 million) to Chengdu SME; however, Chengdu SME filed two separate lawsuits against the Company to recover loan default penalties from the Company. The loan default penalties were (a) RMB5.8 million (equivalent to $0.8 million) related to the 30% of the remaining loan balance repaid by Chengdu SME and (b) RMB6.0 million (equivalent to $0.9 million) related to the 70% of the remaining loan balance repaid by Chengdu SME. During the year ended December 31, 2017, the Company recorded loan default penalties, and related liabilities, of $1.7 million.

Chengdu SME applied to the Chengdu High-tech Court for enforcement for the above mentioned loan default penalties of RMB5.8 million (equivalent to $0.8 million) and RMB6.0 million (equivalent to $0.9 million) on December 30, 2018. On March 12, 2020, the Enforcement Settlement Agreement issued by the Chengdu High-tech Court confirmed that Sichuan Wetouch still owed RMB5.8 million (equivalent to $0.8 million) and RMB6.0 million (equivalent to $0.9 million) of loan default penalties.

On September 16, 2020, Sichuan Wetouch made a full repayment of RMB11.8 million (equivalent to US$1.7 million) of the above loan default penalties to Chengdu SME.

ii) Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. on an asset recovery of RMB12.0 million (equivalent to $1.7 million)

On March 19, 2014, Chengdu Wetouch, a related party, obtained a two and half-year loan of RMB15.0 million (equivalent to $2.2 million) from Chengdu Bank Co., Ltd. Gaoxin Branch (“Chengdu Bank Gaoxin Branch”) , with Chengdu Hi-tech Investment Group Co., Ltd. (“CDHT Investment”) acting as guarantor to pay off the loan principal and related interests, while Sichuan Wetouch and Hong Kong Wetouch as guarantors, were jointly and severally liable for such debts.

Upon the loan due in January 2017, Chengdu Wetouch defaulted the loan, thus, CDHT Investment filed a lawsuit against Chengdu Wetouch, Sichuan Wetouch, and Hong Kong Wetouch demanding a full repayment of such debts.

To support the local economic development as well as Chengdu Wetouch, two government-backed companies, Sichuan Renshou Shigao Tianfu Investment Co., Ltd. (“Shigaotianfu Investment”) and Renshou Tengyi Landscaping Co., Ltd. (“Renshou Tenyi”) provided their bank deposits of RMB 12.0 million (equivalent to US$1.7 million) as pledge, while Mr. Guangde Cai and Sichuan Wetouch also provided counter-guarantee.

Upon the expiration of the guarantee, Chengdu Wetouch still defaulted repayment of above pledge. As a result, CDHT Investment levied this collateral of RMB12.0 million On November 21, 2019. Subsequently, Shigaotianfu Investment and Renshou Tengyi filed with Chengdu Intermediate People’s Court a lawsuit demanding an asset recovery of RMB12.0 million (equivalent to $1.7 million) pursuant to the counter guarantee agreement.

On December 2, 2019, pursuant to the reconciling agreement issued by Chengdu Intermediate People’s Court, the parties agreed to cancel the demand to seize property of Sichuan Wetouch rather than the property of Chengdu Wetouch, and to waive freezing Guangde Cai’s 60% shareholding equity in Xinjiang Wetouch.

On October 9, 2020, pursuant to a settlement and release agreement, Sichuan Wetouch, Hong Kong Wetouch and Guangde Cai are fully discharged and released from any and all obligations under the outstanding debts, and from all liabilities under guarantee with Chengdu Wetouch being responsible for the outstanding debts by December 31, 2020.

On October 27, 2020, Chengdu Wetouch made a full payment of the above debts.

Capital expenditure commitment

On December 20, 2021, the Company entered into a contract with Shenzhen Municipal Haoyutuo Decoration & Cleaning Engineering Company Limited to purchase a facility decoration contract of RMB20.0 million (equivalent to US$3.1 million ). As of December 31, 2021, the Company has prepaid RMB15.0 million (equivalent to US$2.4 million) and recorded as construction in progress (see Note 6) and had a remaining balance of RMB5.0 million (equivalent to US$0.7 million) to be paid by July 30, 2022.